Borrowings (Tables)	12 Months Ended
Mar. 31, 2023
Borrowings [Abstract]
Short-term and long-term borrowings
The following table presents short-term and long-term borrowings of Nomura as of March 31, 2022 and 2023.

	Millions of yen
	March 31
	2022	2023
Short-term borrowings (1) :
Commercial paper	¥131,915	¥299,993
Bank borrowings	205,857	176,708
Other	712,369	531,840

Total	¥1,050,141	¥1,008,541

Long-term borrowings:
Long-term borrowings from banks and other financial institutions (2)	¥3,196,144	¥3,502,383
Bonds and notes issued (3) :
Fixed-rate obligations:
Japanese Yen denominated	765,412	872,588
Non-Japanese Yen denominated	2,486,305	3,042,649
Floating-rate obligations:
Japanese Yen denominated	917,362	893,832
Non-Japanese Yen denominated	329,876	409,160
Index / Equity-linked obligations:
Japanese Yen denominated	942,585	918,693
Non-Japanese Yen denominated	350,672	346,292

	5,792,212	6,483,214

Subtotal	8,988,356	9,985,597

Trading balances of secured borrowings	269,950	413,613

Total	¥9,258,306	¥10,399,210

(1)	Includes secured borrowings of ¥92,580 million and ¥97,481 million as of March 31, 2022 and March 31, 2023 respectively.
(2)	Includes secured borrowings of ¥79,843 million and ¥84,999 million as of March 31, 2022 and March 31, 2023 respectively.
(3)	Includes secured borrowings of ¥761,620 million and ¥742,267 million as of March 31, 2022 and March 31, 2023 respectively.

Long-term borrowings
Long-term borrowings consisted of the following:

	Millions of yen
	March 31
	2022	2023
Debt issued by the Company	¥3,679,955	¥4,154,579
Debt issued by subsidiaries — guaranteed by the Company	2,124,904	2,026,071
Debt issued by subsidiaries — not guaranteed by the Company (1)	3,453,447	4,218,560

Total	¥9,258,306	¥10,399,210

(1)	Includes trading balances of secured borrowings.

Effective weighted-average interest rates of borrowings
The following table presents the effective weighted-average interest rates of borrowings, including the effect of fair value hedges, as of March 31, 2022 and 2023.

	March 31
	2022	2023
Short-term borrowings	1.26%	1.23%
Long-term borrowings	1.09%	2.09%
Fixed-rate obligations	1.25%	2.40%
Floating-rate obligations	1.04%	2.08%
Index / Equity-linked obligations	0.79%	1.09%

Maturities of long-term borrowings
The following table presents the aggregate annual maturities of long-term borrowings, including adjustments related to fair value hedges and liabilities measured at fair value, as of March 31, 2023:

Year ending March 31	Millions of yen
2024	¥619,672
2025	1,875,517
2026	1,730,116
2027	884,123
2028	730,624
2029 and thereafter	4,145,545

Subtotal	9,985,597

Trading balances of secured borrowings	413,613

Total	¥10,399,210